Summary of Significant Accounting Policies	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies
The accompanying unaudited consolidated financial statements include 1ST Constitution Bancorp (the “Company”), its wholly-owned subsidiary, 1ST  Constitution Bank (the “Bank”), and the Bank’s wholly-owned subsidiaries, 1ST Constitution Investment Company of New Jersey, Inc., FCB Assets Holdings, Inc., 204 South Newman Street Corp., and 249 New York Avenue, LLC. 1st Constitution Capital Trust II, a subsidiary of the Company, is not included in the Company’s consolidated financial statements, as it is a variable interest entity and the Company is not the primary beneficiary.  All significant intercompany accounts and transactions have been eliminated in consolidation and certain prior period amounts have been reclassified to conform to current year presentation.  The accounting and reporting policies of the Company and its subsidiaries conform to accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”), including the instructions to Form 10-Q and Article 10 of Regulation S-X.  Certain information and footnote disclosures normally included in financial statements have been condensed or omitted pursuant to such rules and regulations.  These consolidated financial statements should be read in conjunction with the audited consolidated financial statements and the notes thereto included in the Company’s Form 10-K/A for the year ended December 31, 2016, filed with the SEC on March 20, 2017.
In the opinion of the Company, all adjustments (consisting only of normal recurring accruals) which are necessary for a fair presentation of the operating results for the interim periods have been included. The results of operations for periods of less than a year are not necessarily indicative of results for the full year.
During a review of the second quarter ended June 30, 2017, management became aware that during previously reported periods the amortization of deferred loan origination costs was being recorded in other operating expense and not as an adjustment to yield as required by ASC 310-20. As such, management decreased interest income and other operating expenses in the amounts of $442,000 and $409,000 for the three months ended March 31, 2017 and March 31, 2016, respectively.
The Company has evaluated events and transactions occurring subsequent to the balance sheet date of March 31, 2017 for items that should potentially be recognized or disclosed in these financial statements.  The evaluation was conducted through the date these financial statements were issued.

Summary of Significant Accounting Policies

1st Constitution Bancorp (the “Company”) is a bank holding company registered under the Bank Holding Company Act of 1956, as amended, and was organized under the laws of the State of New Jersey.  The Company is the parent to 1st Constitution Bank (the “Bank”), a New Jersey state-chartered commercial bank.  The Bank provides community banking services to a broad range of customers, including corporations, individuals, partnerships and other community organizations in the central and northeastern New Jersey areas.  The Bank conducts its operations through its main office located in Cranbury, New Jersey and operated, as of December 31, 2016, eighteen additional branch offices in downtown Cranbury, Fort Lee, Hamilton Square, Hightstown, Hillsborough, Hopewell, Jamesburg, Lawrenceville, Perth Amboy, Plainsboro, Skillman, West Windsor, Princeton, Rumson, Fair Haven, Asbury Park, Shrewsbury and Little Silver, New Jersey. The Bank also operates four residential mortgage loan production offices in Forked River, Flemington, Jersey City and Somerset, New Jersey.

The Company has evaluated events and transactions occurring subsequent to the balance sheet date of December 31, 2016 for items that should potentially be recognized or disclosed in these financial statements.  The evaluation was conducted through the date these financial statements were issued.

The Company paid a 5% common stock dividend on April 7, 2015 and a 5% common stock dividend on February 1, 2016. As appropriate, common shares and per common share data presented in the consolidated financial statements and the accompanying notes below have been adjusted to reflect the common stock dividends.

On September 15, 2016, the Board of Directors declared a quarterly cash dividend of $0.05 per common share that was paid on October 21, 2016 to all shareholders of record as of the close of business on September 28, 2016. This action represented the first cash dividend declared by 1ST Constitution Bancorp on its common shares.

On December 15, 2016, the Board of Directors declared a quarterly cash dividend of $0.05 per common share that was paid on January 25, 2017 to all shareholders of record as of the close of business on January 3, 2017.

Basis of Presentation

The accounting and reporting policies of the Company conform to accounting principles generally accepted in the United States of America (“U.S. GAAP”) and to the accepted practices within the banking industry.  The following is a description of the more significant of these policies and practices.

Principles of Consolidation

The accompanying consolidated financial statements include the Company and its wholly-owned subsidiary, the Bank, and the Bank’s wholly-owned subsidiaries, 1st Constitution Investment Company of New Jersey, Inc., FCB Assets Holdings, Inc., 204 South Newman Street Corp. and 249 New York Avenue, LLC.  1st Constitution Capital Trust II, a subsidiary of the Company (“Trust II”), is not included in the Company’s consolidated financial statements as it is a variable interest entity and the Company is not the primary beneficiary.  All significant intercompany accounts and transactions have been eliminated in consolidation and certain prior period amounts have been reclassified to conform to current year presentation.

Recasting of Prior Period Financial Information

Prior to the filing of the Company’s Quarterly Report on Form 10-Q for the quarter ended June 30, 2017, the Company identified an error concerning its presentation of the amortization of deferred loan origination costs in the Company’s Consolidated Statements of Income. The Company determined that it incorrectly classified the amortization of deferred loan origination costs in other expenses when it should have been included in loan interest income in its Consolidated Statements of Income for the years ended December 31, 2016 and 2015 (audited). This classification error did not result in any effect on pre-tax income, after-tax income, basic and diluted earnings per share, statements of cash flows, balance sheets, book value, return on assets, return on equity, or regulatory capital ratios in any historical period. The effect on the Company’s Consolidated Statements of Income for these periods was an overstatement of loan interest income and an overstatement of non-interest expenses by an equal amount.
The table below shows the changes to the Consolidated Statements of Income:

	2016	2015
Loan Interest
As originally reported	35,429	35,597
As revised	33,744	34,097
Total interest income
As originally reported	40,863	40,945
As revised	39,178	39,445
Net interest income before provision (credit)
As originally reported	35,705	36,309
As revised	34,020	34,809
Net interest income after provision (credit)
As originally reported	36,005	35,209
As revised	34,320	33,709
Salaries and employee benefits
As originally reported	18,298	17,232
As revised	16,543	15,589
Other operating expenses
As originally reported	4,873	5,012
As revised	4,943	5,155
Total other expense
As originally reported	28,983	28,947
As revised	27,298	27,447

The table below shows the changes to Note 17 Other Operating Expenses:

	2016	2015
Other expenses
As originally reported	1,288	1,009
As revised	1,358	1,152
Total other operating expense
As originally reported	4,873	5,012
As revised	4,943	5,155

The table below shows the changes to Note 22 Quarterly Financial Data (Unaudited):

	2016
Interest income	Dec. 31	Sept. 30	June 30	March 31
As originally reported	10,455	10,843	9,871	9,694
As revised	9,997	10,408	9,488	9,285
Net interest income before provision (credit)
As originally reported	9,094	9,488	8,614	8,509
As revised	8,636	9,053	8,231	8,100
Net interest income after provision (credit)
As originally reported	9,094	9,488	8,714	8,709
As revised	8,636	9,053	8,331	8,300
Total non-interest expense
As originally reported	8,029	7,098	6,823	7,033
As revised	7,572	6,662	6,440	6,624

	2015
Interest income	Dec. 31	Sept. 30	June 30	March 31
As originally reported	9,863	10,832	10,564	9,686
As revised	9,473	10,431	10,201	9,340
Net interest income before provision (credit)
As originally reported	8,693	9,663	9,411	8,542
As revised	8,303	9,262	9,048	8,196
Net interest income after provision (credit)
As originally reported	8,193	9,563	9,411	8,042
As revised	7,803	9,162	9,048	7,696
Total non-interest expense
As originally reported	6,739	7,380	7,972	6,856
As revised	6,349	6,979	7,609	6,510

Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.  Material estimates that are particularly susceptible to significant change in the near term relate to the determination of the allowance for loan losses, other-than-temporary security impairment, the fair value of other real estate owned and the valuation of deferred tax assets.

Concentration of Credit Risk

Financial instruments which potentially subject the Company and its subsidiaries to concentrations of credit risk primarily consist of investment securities and loans.  At December 31, 2016, 49.5% of our investment securities portfolio consisted of U.S. Government and Agency issues and collateralized mortgage obligations collateralized by agency mortgage backed securities. In addition, 40.1% of the portfolio consisted of municipal bonds.  The remaining 10.4% of our investment securities consisted primarily of corporate debt issues.  The Bank’s lending activity is primarily concentrated in loans collateralized by real estate located in the State of New Jersey.  As a result, credit risk is broadly dependent on the real estate market and general economic conditions in that state.

Interest Rate Risk

The Bank is principally engaged in the business of attracting deposits from the general public and using these deposits, together with other funds, to purchase investment securities and to make loans, the majority of which are secured by real estate.  The potential for interest-rate risk exists as a result of the generally shorter duration of interest-sensitive assets compared to the generally longer duration of interest-sensitive liabilities.  In a changing interest rate environment, assets held by the Bank will re-price faster than liabilities of the Bank, thereby affecting net interest income.  For this reason, management regularly monitors the maturity structure and rate adjustment features of the Bank’s assets and liabilities in order to measure its level of interest-rate risk and to plan for future volatility.

Investment Securities

Investment securities which the Company has the intent and ability to hold until maturity are classified as held to maturity and are recorded at cost, adjusted for amortization of premiums and accretion of discounts.  Investment securities that are held for indefinite periods of time, that management intends to use as part of its asset/liability management strategy, or that may be sold in response to changes in interest rates, changes in prepayment risk, increased capital requirements or other similar factors, are classified as available for sale and are carried at fair value. Unrealized gains and losses on available for sale securities are recorded as a separate component of shareholders’ equity.  Realized gains and losses, which are computed using the specific identification method, are recognized in earnings on a trade date basis.

If the fair value of a security is less than its amortized cost, the security is deemed to be impaired.  Management evaluates all securities with unrealized losses quarterly to determine if such impairments are temporary or other-than-temporary in accordance with the Accounting Standards Codification (“ASC”) of the Financial Accounting Standards Board (“FASB”). Temporary impairments on available for sale securities are recognized, on a tax-effected basis, through other comprehensive income (“OCI”) with offsetting adjustments to the carrying value of the security and the balance of related deferred taxes. Temporary impairments of held to maturity securities are not recorded in the consolidated financial statements; however, information concerning the amount and duration of impairments on held to maturity securities are disclosed.

Other-than-temporary impairments ("OTTI") on all equity securities and on debt securities that the Company has decided to sell, or will, more likely than not, be required to sell prior to the full recovery of fair value to a level equal to or exceeding amortized cost, are recognized in earnings. If neither of these conditions regarding the likelihood of sale for a debt security apply, the OTTI is bifurcated into credit-related and noncredit-related components. Credit-related impairment generally represents the amount by which the present value of the cash flows that are expected to be collected on a debt security fall below its amortized cost. The noncredit-related component represents the remaining portion of the impairment not otherwise designated as credit-related. The Company recognizes credit-related OTTI in earnings. Noncredit-related OTTI on debt securities are recognized in OCI.

Premiums and discounts on all securities are amortized/accreted to maturity by use of the level-yield method considering the impact of principal amortization and prepayments.

Federal law requires a member institution of the FHLB system to hold restricted stock of its district FHLB according to a predetermined formula.  The Bank’s investment in the restricted stock of the FHLB of New York is carried at cost and is included in other assets. The investment in FHLB stock was $3,962 and $3,302 at December 31, 2016 and December 31, 2015, respectively.

Management evaluates the FHLB restricted stock for impairment in accordance with U.S. GAAP.  Management’s determination of whether these investments are impaired is based on their assessment of the ultimate recoverability of their cost rather than by recognizing temporary declines in value.  The determination of whether a decline affects the ultimate recoverability of their cost is influenced by criteria such as (1) the significance of the decline in net assets of the FHLB as compared to the capital stock amount for the FHLB and the length of time this situation has persisted, (2) commitments by the FHLB to make payments required by law or regulation and the level of such payments in relation to the operating performance of the FHLB, and (3) the impact of legislative and regulatory changes on institutions and, accordingly, on the customer base of the FHLB. Management believes no impairment charge is necessary related to the FHLB stock as of December 31, 2016.

Bank-Owned Life Insurance

The Company invests in bank-owned life insurance (“BOLI”).  BOLI involves the purchasing of life insurance by the Company on a select group of its executives, directors, officers and employees.  The Company is the owner and beneficiary of the policies.  This pool of insurance, due to the advantages of the Bank, is profitable to the Company.  This profitability offsets a portion of current and future benefit costs and is intended to provide a funding source for the payment of future benefits.  The Bank’s deposits fund BOLI and the earnings from BOLI are recognized as non-interest income.

Loans and Loans Held For Sale

Loans that management intends to hold to maturity are stated at the principal amount outstanding, net of unearned income.  Unearned income is recognized over the lives of the respective loans, principally using the effective interest method.  Interest income is generally not accrued on loans, including impaired loans, where interest or principal is 90 days or more past due, unless the loans are adequately secured and in the process of collection, or on loans where management has determined that the borrowers may be unable to meet contractual principal and/or interest obligations.  When it is probable that, based upon current information, the Bank will not collect all amounts due under the contractual terms of the loan, the loan is reported as impaired.  Smaller balance homogeneous type loans, such as residential loans and loans to individuals, which are collectively evaluated, are generally excluded from consideration for impairment.  Loan impairment is measured based upon the present value of the expected future cash flows discounted at the loan’s effective interest rate or the underlying fair value of collateral for collateral dependent loans.  When a loan, including an impaired loan, is placed on non-accrual, interest accruals cease and uncollected accrued interest is reversed and charged against current income.  Non-accrual loans are generally not returned to accruing status until principal and interest payments have been brought current and full collectibility is reasonably assured.  Cash receipts on non-accrual and impaired loans are applied to principal, unless the loan is deemed fully collectible.

Loans held for sale are carried at the lower of aggregated cost or fair value. The fair value of loans held for sale are determined, when possible, using quoted secondary market prices.  If no such quoted market prices exist, fair values are determined using quoted prices for similar loans, adjusted for the specific attributes of the loans.  Realized gains and losses on loans held for sale are recognized at settlement date and are determined based on the cost, including deferred net loan origination fees and the costs of the specific loans sold. Residential mortgage loans are sold with servicing released.

The Bank accounts for its transfers and servicing of financial assets in accordance with ASC Topic 860, “Transfers and Servicing” ("ASC Topic 860").  The Bank originates residential mortgages under a definitive plan to sell those loans with servicing generally released.  Residential mortgage loans originated and intended for sale in the secondary market are carried at the lower of aggregate cost or estimated fair value. The Bank also originates commercial loans, of which a portion are guaranteed by the Small Business Administration ("SBA"). The guaranteed portion of the loans is generally sold into the secondary market. Gains and losses on sales are also accounted for in accordance with ASC Topic 860.

The Bank enters into commitments to originate loans whereby the interest rate on the loan is determined prior to funding “rate lock commitments.”  Rate lock commitments on residential mortgage loans that are intended to be sold are considered to be derivatives.  Time elapsing between the issuance of a loan commitment and closing and sale of the loan generally ranges from 30 to 120 days.  The Bank protects itself from changes in interest rates through the use of best efforts forward delivery commitments, whereby the Bank commits to sell a loan at the time the borrower commits to an interest rate with the intent that the buyer has assumed interest rate risk on the loan.  As a result, the Bank is generally not exposed to losses nor will it realize significant gains related to its rate lock commitments due to changes in interest rates.

The fair value of rate lock commitments and best efforts commitments is not readily ascertainable with precision because rate lock commitments and best efforts commitments are not actively traded in stand-alone markets.  The Bank determines the fair value of rate lock commitments based upon the forward sales price that is obtained in the best efforts commitment at the time the borrower locks in the interest rate on the loan while taking into consideration the probability that the rate lock commitments will close.  Due to high correlation between rate lock commitments and best efforts commitments, no gain or loss occurs on the rate lock commitments.  The estimated fair value of rate lock commitments was $123,000 at December 31, 2016. The estimated fair value of rate lock commitments at December 31, 2015 was not deemed to be significant and, therefore, not recorded on the balance sheet.

ASC Topic 460, “Guarantees,” requires a guarantor entity, at the inception of a guarantee covered by the measurement provisions of the interpretation, to record a liability for the fair value of the obligation undertaken in issuing the guarantee.

Standby letters of credit are conditional commitments issued by the Bank to guarantee the financial performance of a customer to a third party.  Those guarantees are primarily issued to support contracts entered into by customers.  Most guarantees extend for one year.  The credit risk involved in issuing letters of credit is essentially the same as that involved in extending loan facilities to customers.  The Bank defines the fair value of these letters of credit as the fees paid by the customer or similar fees collected on similar instruments.  The Bank amortizes the fees collected over the life of the instrument.  The Bank generally obtains collateral, such as real estate or liens on customer assets, for these types of commitments.  The Bank’s potential liability would be reduced by any proceeds obtained in liquidation of the collateral.  The Bank had standby letters of credit for customers aggregating $2.0 million and $2.1 million at December 31, 2016 and 2015, respectively.  These letters of credit are primarily related to real estate lending and the approximate value of underlying collateral upon liquidation is expected to be sufficient to cover this maximum potential exposure at December 31, 2016.  The amount of the liability related to guarantees under issued standby letters of credit was not material as of December 31, 2016 and 2015.

Allowance for Loan Losses

The allowance for loan losses is maintained at a level sufficient to absorb estimated credit losses in the loan portfolio as of the date of the financial statements.  The allowance for loan losses is a valuation reserve available for losses incurred or inherent in the loan portfolio and other extensions of credit.  The determination of the adequacy of the allowance for loan losses is a critical accounting policy of the Bank.

All, or part, of the principal balance of commercial and commercial real estate loans and construction loans are charged off against the allowance as soon as it is determined that the repayment of all, or part, of the principal balance is highly unlikely.  Consumer loans are generally charged off no later than 120 days past due on a contractual basis, or earlier in the event of bankruptcy, or if there is an amount deemed uncollectible.  Because all identified losses are charged off, no portion of the allowance for loan losses is restricted to any individual loan or groups of loans, and the entire allowance is available to absorb any and all loan losses.

Loans are placed in a nonaccrual status when the ultimate collectability of principal or interest in whole, or in part, is in doubt.  Past-due loans contractually past-due 90 days or more for either principal or interest are also placed in nonaccrual status unless they are both well secured and in the process of collection.  Impaired loans are evaluated individually.

Purchased Credit-Impaired (“PCI”) loans are loans acquired at a discount that is due, in part, to credit quality.  PCI loans are accounted for in accordance with ASC Subtopic 310-30, "Receivables, Loans and Debt Securities Acquired with Deteriorated Credit Quality" and are initially recorded at fair value (as determined by the present value of expected future cash flows) with no valuation allowance (i.e., the allowance for loan losses).  The difference between the undiscounted cash flows expected at acquisition and the initial carrying amount (fair value) of the PCI loans or the “accretable yield,” is recognized as interest income utilizing the level-yield method over the life of the loans.  Contractually required payments for interest and principal that exceed the undiscounted cash flows expected at acquisition, or the “non-accretable difference,” are not recognized as a yield adjustment, as a loss accrual or a valuation allowance.  Reclassifications of the non-accretable difference to the accretable yield may occur subsequent to the loan acquisition dates due to increases in expected cash flows of the loans and result in an increase in yield on a prospective basis.

The following is our charge-off policy for our loan segments:

Commercial, Commercial Real Estate and Construction

Loans are generally fully or partially charged down to the fair value of collateral securing the asset when:

•	Management judges the loan to be uncollectible;

•	Repayment is deemed to be protracted beyond reasonable time frames;

•	The loan has been classified as a loss by either internal loan review process or external examiners;

•	The customer has filed bankruptcy and the loss becomes evident owing to a lack of assets; or

•	The loan is significantly past due unless both well secured and in the process of collection.

Consumer

Consumer loans are generally charged off no later than 120 days past due on a contractual basis, earlier in the event of bankruptcy, or if there is an amount deemed uncollectible.

Premises and Equipment

Premises and equipment are stated at cost less accumulated depreciation and amortization.  Depreciation is computed primarily on the straight-line method over the estimated useful lives of the related assets for financial reporting purposes and using the mandated methods by asset type for income tax purposes.  Building, furniture and fixtures, equipment and leasehold improvements are depreciated or amortized over the estimated useful lives of the assets or lease terms, as applicable.  Estimated useful lives of buildings are forty years, furniture and fixtures and equipment are three to fifteen years and leasehold improvements are generally three to ten years.  Expenditures for maintenance and repairs are charged to expense as incurred.

The Bank accounts for impairment of long-lived assets in accordance with ASC Topic 360, “Property, Plant, and Equipment,” which requires recognition and measurement for the impairment of long-lived assets to be held and used or to be disposed of by sale.  The Bank had no impaired long-lived assets at December 31, 2016 and 2015.

Derivative Contracts

Derivative contracts, as required by ASC Topic 815, “Derivatives and Hedging,” are carried at fair value as either assets or liabilities on the balance sheet with unrealized gains and losses excluded from earnings and reported in a separate component of shareholders’ equity, net of related income tax effects for contracts that are classified as cash flow hedges.  Gains and losses on derivative contracts are recognized upon realization, utilizing the specific identification method.

Income Taxes

There are two components of income tax expense or benefit: current and deferred.  Current income tax expense or benefit approximates cash to be paid or refunded for taxes for the applicable period.  Deferred tax assets and liabilities are recognized due to differences between the basis of assets and liabilities as measured by tax laws and their basis as reported in the financial statements.  Deferred tax assets are subject to management’s judgment based upon available evidence that future realizations are likely.  If management determines that the Company may not be able to realize some or all of the net deferred tax asset in the future, a charge to income tax expense may be required to increase the valuation reserve of the net deferred tax asset. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.  The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date.  Deferred tax expense or benefit is recognized for the change in deferred tax liabilities.

The Company accounts for uncertainty in income taxes recognized in its consolidated financial statements in accordance with ASC Topic 740, “Income Taxes,” which prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return, and also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The Company has not identified any significant income tax uncertainties through the evaluation of its income tax positions for the years ended December 31, 2016 and 2015 and has not recognized any liabilities for tax uncertainties as of December 31, 2016 and 2015. Our policy is to recognize interest and penalties on unrecognized tax benefits in income tax expense; such amounts were not significant during the years ended December 31, 2016 and 2015. The tax years subject to examination by the taxing authorities are, for federal and state purposes, the years ended December 31, 2016, 2015, 2014 and 2013.

Other Real Estate Owned ("OREO")

OREO obtained through loan foreclosures or the receipt of deeds-in-lieu of foreclosure is recorded at the fair value of the related property, as determined by current appraisals less estimated costs to sell at the initial transfer from the loan portfolio. Write-downs on these properties, which occur after the initial transfer from the loan portfolio, are recorded as operating expenses.  Costs of holding such properties are charged to expense in the current period.  Gains, to the extent realized, and losses on the disposition of these properties are reflected in current operations.

Goodwill and Other Intangible Assets

Goodwill represents the excess of the cost of an acquired entity over the fair value of the identifiable net assets acquired in accordance with the acquisition method of accounting.  Goodwill is not amortized but is reviewed for potential impairment on an annual basis, or more often if events or circumstances indicated that there may be impairment, in accordance with ASC Topic 350, “Intangibles – Goodwill and Other.”  Goodwill is tested for impairment at the reporting unit level and an impairment loss is recorded to the extent that the carrying amount of goodwill exceeds its implied fair value. Core deposit intangibles are a measure of the value of checking and savings deposits acquired in business combinations accounted for under the purchase method.  Core deposit intangibles are amortized over their estimated lives (ranging from five to ten years) and identifiable intangible assets are evaluated for impairment if events and circumstances indicate a possible impairment.  Any impairment loss related to goodwill and other intangible assets is reflected as other non-interest expense in the statement of income in the period in which the impairment was determined.  No assurance can be given that future impairment tests will not result in a charge to earnings.  See Note 8 – Goodwill and Intangible Assets for additional information.

Share-Based Compensation

The Company recognizes compensation expense for stock awards and options in accordance with ASC Topic 718, “Compensation – Stock Compensation.”  The expense of stock-based compensation is generally measured at fair value at the grant date with compensation expense recognized over the service period, which is usually the vesting period.  The Company utilizes the Black-Scholes option-pricing model to estimate the fair value of each stock option on the date of grant.  The Black-Scholes model takes into consideration the exercise price and expected life of the options, the current price of the underlying stock and its expected volatility, the expected dividends on the stock and the current risk-free interest rate for the expected life of the option.  The Company’s estimate of the fair value of a stock option is based on expectations derived from historical experience and may not necessarily equate to its market value when fully vested.   See Note 15 – Share-Based Compensation for additional information.

Benefit Plans

The Company provides certain retirement savings benefits to employees under a 401(k) plan.  The Company’s contributions to the 401(k) plan are expensed as incurred.

The Company also provides retirement benefits to certain employees under supplemental executive retirement plans.  The plans are unfunded and the Company accrues actuarially determined benefit costs over the estimated service period of the employees in the plans.  In accordance with ASC Topic 715, “Compensation – Retirement Benefits,” the Company recognizes the unfunded status of these postretirement plans as a liability in its consolidated balance sheets and recognizes changes in that unfunded status in the year in which the changes occur through other comprehensive income.

Cash and Cash Equivalents

Cash and cash equivalents includes cash on hand, interest and non-interest bearing amounts due from banks, federal funds sold and short-term investments.  Generally, federal funds are sold and short-term investments are made for a one or two-day period.

Reclassifications

Certain reclassifications have been made to the prior period amounts to conform with the current period presentation.  Such reclassification had no impact on net income or total shareholders’ equity.

Advertising Costs

It is the Company’s policy to expense advertising costs in the period in which they are incurred.

Earnings Per Common Share

Basic net income per common share is calculated by dividing net income by the weighted average number of common shares outstanding during each period.

Diluted net income per common share is calculated by dividing net income by the weighted average number of common shares outstanding, as adjusted for the assumed exercise of dilutive common stock warrants and common stock options using the treasury stock method.

The following tables illustrate the reconciliation of the numerators and denominators of the basic and diluted earnings per common share (EPS) calculations. Dilutive securities in the tables below exclude common stock options and warrants with exercise prices that exceed the average market price of the Company’s common stock during the periods presented. Inclusion of these common stock options and warrants would be anti-dilutive to the diluted earnings per common share calculation.

(Dollars in thousands except per share data)	Year Ended December 31, 2016
	Net Income	Weighted average shares	Per share Amount
Basic earnings per common share:
Net income	$9,285	7,962,121	$1.17

Effect of dilutive securities:
Stock options and warrants		215,318

Diluted EPS:
Net income plus assumed conversion	$9,285	8,177,439	$1.14

	Year Ended December 31, 2015
	Net Income	Weighted average shares	Per share Amount
Basic earnings per common share:
Net income	$8,664	7,901,278	$1.10

Effect of dilutive securities:
Stock options and warrants		174,474

Diluted EPS:
Net income plus assumed conversion	$8,664	8,075,752	$1.07

For the years ended December 31, 2016 and 2015, 11,088 and 25,182 options, respectively, were anti-dilutive and were not included in the computation of diluted earnings per common share.

Comprehensive Income

Comprehensive income consists of net income and other comprehensive income (loss).  Other comprehensive income (loss) includes unrealized gains and losses on securities available for sale, other-than-temporary non-credit related security impairments, unrealized gains and losses on cash flow hedges and changes in the funded status of benefit plans.

Variable Interest Entities

Management has determined that Trust II qualifies as a variable interest entity under ASC Topic 810, “Consolidation.” Trust II issued mandatorily redeemable preferred stock to investors, loaned the proceeds to the Company and holds, as its sole asset, subordinated debentures issued by the Company.  As a qualified variable interest entity, Trust II’s balance sheet and statement of operations have never been consolidated with those of the Company.

In March 2005, the Federal Reserve Board ("FRB") adopted a final rule that would continue to allow the inclusion of trust preferred securities in Tier 1 capital, but with stricter quantitative limits. Under the final rule, after a five-year transition period, the aggregate amount of trust preferred securities and certain other capital elements would be limited to 25% of Tier 1 capital elements, net of goodwill. The amount of trust preferred securities and certain other elements in excess of the limit could be included in Tier 2 capital, subject to restrictions.  Based on the final rule, the Company has included all of its $18.0 million in trust preferred securities in Tier 1 capital at December 31, 2016 and 2015.

Segment Information

U.S. GAAP establishes standards for public business enterprises to report information about operating segments in their annual financial statements and requires that those enterprises report selected information about operating segments in subsequent interim financial reports issued to shareholders.  It also established standards for related disclosure about products and services, geographic areas and major customers.  Operating segments are components of an enterprise, which are evaluated regularly by the chief operating decision-maker in deciding how to allocate and assess resources and performance.  The Company’s chief operating decision-maker is the President and Chief Executive Officer.  The Company has applied the aggregation criteria for its operating segments to create one reportable segment, “Community Banking.”

The Company’s Community Banking segment consists of construction, commercial, retail and mortgage banking operations.  The Community Banking segment is managed as a single strategic unit, which generates revenue from a variety of products and services provided by the Company.  Construction, commercial, retail and mortgage lending is dependent upon the ability of the Company to fund itself with retail deposits and other borrowings and to manage interest rate, liquidity and credit risk as a single unit.

Recent Accounting Pronouncements

ASU Update 2017-04 - Intangibles-Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment

In January 2017, the FASB issued ASU 2017-04 "Intangibles-Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment," which simplifies how all entities assess goodwill for impairment by eliminating Step 2 from the goodwill impairment test. As amended, the goodwill impairment test will consist of one step comparing the fair value of a reporting unit with its carrying amount. An entity should recognize a goodwill impairment charge for the amount by which the carrying amount exceeds the reporting unit's fair value. The primary goal of this ASU is to simplify the goodwill impairment test and provide cost savings for all entities by removing the requirement to determine the fair value of individual assets and liabilities in order to calculate a reporting unit's "implied" goodwill under current U.S. GAAP.

The amendments have staggered effective dates: (1) a public business entity that is a U.S. Securities and Exchange Commission (SEC) filer should adopt the amendments for its annual or interim goodwill impairment tests in fiscal years beginning after December 15, 2019, (2) a public business entity that is not an SEC filier should adopt the amendments for its annual or any interim goodwill impairment tests in fiscal years beginning after December 15, 2020 and (3) all other entities, including non-for-profit entities, should adopt the amendments for their annual or any interim goodwill impairment tests in fiscal years beginning after December 15, 2021. The amendments should be adopted prospectively. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017.

The Company does not expect the adoption of this guidance to have a material impact on its consolidated financial statements.
ASU Update 2017-01 - Business Combinations (Topic 805): Clarifying the Definition of a Business

In January 2017, the FASB issued ASU 2017-01 "Business Combinations (Topic 805): Clarifying the Definition of a Business," which clarifies the definition of a business with the objective of adding guidance to assist companies and other reporting organizations with evaluating whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. The amendments in this ASU provide a more robust framework to use in determining when a set of assets and activities is a business. The current definition of a business is interpreted broadly and can be difficult to apply. Stakeholders indicated that analyzing transactions is inefficient and costly and the definition does not permit the use of reasonable judgment.

Under current implementation guidance, there are three elements of a business: inputs, processes and outputs. While an integrated set of assets and activities (collectively referred to as a "set") that is a business usually has outputs, outputs are not required to be present. Additionally, all the inputs and processes that a seller uses in operating a set are not required if market participants can acquire the set and continue to produce outputs, for example, by integrating the acquired set with their own inputs and processes.

The ASU introduces a "screen" to assist entities in determining when a set should not be considered a business. If substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or group of similar identifiable assets, the set is not considered a business. If the screen is not met, the ASU requires that to be considered a business, a set must include, at a minimum, an input and a substantive process that together significantly contribute to the ability to create output. Further, the ASU removes the evaluation of whether a market participant could replace missing elements (as required under current U.S. GAAP).

For public business entities, the ASU is effective for annual periods beginning after December 15, 2017, including interim periods within those periods. For all other entities, the amendments apply to annual periods beginning after December 15, 2018 and interim periods within annual periods beginning after December 15, 2019. The amendments in this ASU should be applied prospectively on or after the effective date. No disclosures are required at transition.

The Company does not expect the adoption of this guidance to have a material impact on its consolidated financial statements.
ASU Update 2016-20 - Technical Corrections and Improvements to Topic 606, Revenue from Contracts with Customers.
In December 2016, the FASB issued ASU 2016-20 "Technical Corrections and Improvements to Topic 606, Revenue from Contracts with Customers," amending the new revenue recognition standard that it jointly issued with the International Accounting Standards Board ("IASB") in 2014. The amendments do not change the core principles of the standard, but clarify certain narrow aspects of the standard including its scope, contract cost accounting, disclosures, illustrative examples and other matters. The ASU becomes effective concurrently with ASU 2014-09 "Revenue from Contracts with Customers (Topic 606)."
The Company does not expect the adoption of this guidance to have a material impact on its consolidated financial statements.
ASU Update 2016-18 - Restricted Cash.
In November 2016, the FASB issued ASU 2016-18 "Restricted Cash," which updates Topic 230-Statement of Cash Flows, to require that restricted cash and restricted cash equivalents be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total cash amounts shown on the statement of cash flows. Consequently, transfers between cash and restricted cash will not be presented as a separate line item in the operating, investing or financing sections of the cash flow statement. The ASU includes examples of the revised presentation guidance and additional presentation and disclosure requirements apply.
For public business entities, the amendments are effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2018 and interim periods within fiscal years beginning after December 15, 2019. Early adoption is permitted, including adoption in an interim period. If an entity early adopts the amendments in an interim period, any adjustments should be reflected as of the beginning of the fiscal year that includes that interim period.
The Company does not expect the adoption of this guidance to have a material impact on its consolidated financial statements.
ASU Update 2016-17 - Interests Held Through Related Parties That Are Under Common Control.
In October 2016, the FASB issued ASU 2016-17 "Interests Held Through Related Parties That Are Under Common Control," which amends the variable interest entity ("VIE") guidance within Topic 810. It does not change the two required characteristics for a single decision maker to be the primary beneficiary ("power" and "economics"), but it revised one aspect of the related analysis. The amendments change how a single decision maker of a VIE treats indirect variable interest held through related parties that are under common control when determining whether it is the primary beneficiary of that VIE. The ASU requires consideration of such indirect interests on a proportionate basis instead of being the equivalent of direct interests in their entity, thereby making consolidation less likely.

For public business entities, the amendments are effective for fiscal years beginning after December 15, 2016, including interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2016 and interim periods within fiscal years beginning after December 15, 2017. Early adoption is permitted; however, if an entity early adopts the amendments in an interim period, any adjustments should be reflected as of the beginning of that fiscal year.

The Company does not expect the adoption of this guidance to have a material impact on its consolidated financial statements.

ASU Update 2016-15 - Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments.
In August 2016, the FASB issued ASU 2016-15 "Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments," which clarifies whether the following items should be categorized as operating, investing or financing in the statement of cash flows: (1) debt prepayment and extinguishment costs, (2) settlement of zero-coupon debt, (3) settlement of contingent consideration, (4) insurance proceeds, (5) settlement of corporate-owned life insurance (COLI) and bank-owned life insurance policies (BOLI) policies, (6) distributions from equity method investees, (7) beneficial interests in securitization transactions and (8) receipts and payments with aspects of more than one class of cash flows.
For public business entities, the amendments are effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2018 and interim periods within fiscal years beginning after December 15, 2019. Early adoption is permitted, including adoption in an interim period. If an entity early adopts the amendments in an interim period, any adjustments should be reflected as of the beginning of the fiscal year that includes that interim period. An entity that elects early adoption must adopt all of the amendments in the same period. The Company currently classifies cash flows related to BOLI in accordance with the guidance and does not expect the adoption of this guidance to have a material impact on its consolidated financial statements.
ASU Update 2016-13 Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments.

In June 2016, the FASB issued ASU 2016-13 "Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments," which requires credit losses on most financial assets to be measured at amortized cost and certain other instruments to be measured using an expected credit loss model (referred to as the current expected credit loss (CECL) model). Under this model, entities will estimate credit losses over the entire contractual term of the instrument (considering estimated prepayments, but not expected extensions or modifications unless reasonable expectation of a troubled debt restructuring exists) from the date of initial recognition of that instrument.

The ASU also replaces the current accounting model for purchased credit impaired loans and debt securities. The allowance for credit losses for purchased financial assets with a more-than-insignificant amount of credit deterioration since origination ("PCD assets") should be determined in a similar manner to other financial assets measured on an amortized cost basis. Upon initial recognition, the allowance for credit losses is added to the purchase price ("gross up approach") to determine the initial amortized cost basis. The subsequent accounting for PCD assets will use the CECL model described above.

The ASU made certain targeted amendments to the existing impairment model for available-for-sale (AFS) debt securities. For an AFS debt security for which there is neither the intent nor a more-likely-than-not requirement to sell, an entity will record credit losses as an allowance rather than a write-down of the amortized cost basis.

For public business entities that are SEC filers, the amendments are effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. Early adoption is permitted for all entities as of the fiscal year beginning after December 15, 2018, including interim periods within those fiscal years.

The Company is currently evaluating the impact of the pending adoption of the new standard on its consolidated financial statements.

ASU Update 2016-09 Compensation-Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting.

In March 2016, the FASB issued ASU 2016-09 "Compensation-Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting" to simplify the accounting for stock compensation. The ASU focuses on income tax accounting, award classification, estimating forfeitures and cash flow presentation. The ASU also provides certain accounting policy alternatives to nonpublic entities. The ASU simplifies several aspects of the stock compensation guidance in Topic 718 and other related guidance. The following six amendments apply to all entities: (1) accounting for income taxes upon vesting or exercise of share-based payments and related EPS effects, (2) classification of excess tax benefits on the statement of cash flows, (3) accounting for forfeitures, (4) liability classification exception for statutory tax withholding requirements, (5) cash flow presentation of employee taxes paid when an employer withholds shares for tax-withholding purposes and (6) elimination of the indefinite deferral in Topic 718.

For public business entities, the amendments are effective for annual periods beginning after December 15, 2016 and interim periods within those annual periods. For all other entities, the amendments are effective for annual periods beginning after December 15, 2017 and interim periods within annual periods beginning after December 15, 2018. Early adoption is permitted for any entity in any interim or annual period for which the financial statements have not been issued or made available to be issued. If an entity early adopts the amendments in an interim period, any adjustments should be reflected as of the beginning of the fiscal year that includes that interim period. An entity that elects early adoption must adopt all of the amendments in the same period. The Company adopted the guidance for the year ended December 31, 2016. The effect of the adoption of this guidance was not material.

ASU Update 2016-02: Leases.

In February 2016, the FASB issued ASU 2016-02 "Leases." From the lessee's perspective, the new standard establishes a right- of-use ("ROU") model that requires a lessee to record a ROU asset and a lease liability on the balance sheet for all leases with terms longer than 12 months. Leases will be classified as either finance or operating, with classification affecting the pattern of expense recognition in the income statement for a lessee. From the lessor's perspective, the new standard requires a lessor to classify leases as either sales-type, finance or operating. A lease will be treated as a sale if it transfers all of the risks and rewards, as well as control of the underlying asset, to the lessee. If risks and rewards are conveyed without the transfer of control, the lease is treated as a financing. If the lessor doesn’t convey risks and rewards or control, an operating lease results.

The new standard is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. A modified retrospective transition approach is required for lessees for capital and operating leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements, with certain practical expedients available. A modified retrospective transition approach is required for lessors for sales-type, direct financing and operating leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements, with certain practical expedients available. In 2017, the Company plans to complete an evaluation of all of its leases to determine the potential impact on the Company's consolidated financial statements as a result of this new standard.

ASU Update 2016-01 Financial Instruments-Overall: Recognition and Measurement of Financial Assets and Financial Liabilities.

In January 2016, the FASB issued ASU 2016-01 "Financial Instruments-Overall: Recognition and Measurement of Financial Assets and Financial Liabilities." The guidance in the ASU, among other things, requires equity investments, with certain exceptions, to be measured at fair value with changes in fair value recognized in net income; simplifies the impairment assessment of equity investments without readily determinable fair values by requiring a qualitative assessment to identify impairment; eliminates the requirement for public business entities to disclose the methods and significant assumptions used to estimate the fair value that is required to be disclosed for financial instruments measured at amortized cost on the balance sheet; requires public business entities to use the exit price notion when measuring the fair value of financial instruments for disclosure purposes; requires an entity to present separately in other comprehensive income, the portion of the change in fair value of a liability resulting from a change in the instrument-specific credit risk when the entity has elected to measure the liability at fair value in accordance with the fair value option for financial instruments; requires separate presentation of financial assets and financial liabilities by measurement category and form of financial asset on the balance sheet or the accompanying notes to the financial statements; and clarifies that an entity should evaluate the need for a valuation allowance on a deferred tax asset related to available-for-sale securities. The guidance in this ASU is effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. The Company does not expect the adoption of this guidance to have a material impact on its consolidated financial statements.

ASU Update 2015-16 Business Combination (Topic 805): Simplifying the Accounting for Measurement-Period Adjustments.

In September 2015, the FASB issued ASU 2015-16 "Business Combination (Topic 805): Simplifying the Accounting for Measurement-Period Adjustments," to require adjustments to provisional amounts that are identified during the measurement period to be recognized in the reporting period in which the adjustment amounts are determined. This includes any effect on earnings of changes in depreciation, amortization or other income as a result of the change to the provisional amounts, calculated as if the accounting had been completed at the acquisition date. The amendments in this update would require an entity to disclose (either on the face of the income statement or in the notes) the nature and amount of measurement-period adjustments recognized in the current period, including, separately, the amounts in current-period income statement line items that would have been recorded in previous reporting periods if the adjustment to the provisional amounts had been recognized as of the acquisition date. The amendments are effective for public business entities for fiscal years, and for interim periods within those fiscal years, beginning after December 15, 2015 and for all other entities for fiscal years beginning after December 31, 2016 and for interim periods within fiscal years beginning after December 15, 2017. Adoption of this guidance in 2016 did not have a material impact on the Company’s consolidated financial statements.
ASU 2014-9 Revenue from Contracts with Customers (Topic 606)
In May 2014, the FASB issued ASU 2014-9, deferred by ASU 2015-14, “Revenue from Contracts with Customers (Topic 606).” The amendments in this update establish a comprehensive revenue recognition standard for virtually all industries under U.S. GAAP, including those that previously followed industry specific guidance such as the real estate, construction and software industries. The revenue standard's core principle is built on the contract between a vendor and a customer for the provision of goods and services. It attempts to depict the exchange of rights and obligations between the parties in the pattern of revenue recognition based on the consideration to which the vendor is entitled. To accomplish this objective, the standard requires five basic steps: (1) identify the contract with the customer, (2) identify the performance obligations in the contract, (3) determine the transaction price, (4) allocate the transaction price to the performance obligations in the contract, and (5) recognize revenue when (or as) the entity satisfies a performance obligation.   This ASU, which does not apply to financial instruments, is effective for interim and annual reporting periods beginning after December 15, 2017. Early adoption is permitted only as of annual reporting periods beginning after December 15, 2016, including interim periods within that year.

The Company does not expect the adoption of ASU 2014-9 to have a material impact on its consolidated financial statements.

ASU 2014-12 Accounting for Share-Based-Payments When the Terms of an Award Provide That a Performance Target Could Be Achieved After the Requisite Service Period (a consensus of the FAS Emerging Issues Task Force).
In June 2014, the FASB issued ASU 2014-12, "Accounting for Share-Based-Payments When the Terms of an Award Provide That a Performance Target Could Be Achieved After the Requisite Service Period," which requires that a performance target included in a share-based payment award that affects vesting and that could be achieved after the requisite service period be treated as a performance condition. This update is effective for interim and annual periods beginning after December 15, 2015. The amendments can be applied prospectively to all awards granted or modified after the effective date or retrospectively to all awards with performance targets that are outstanding as of the beginning of the earliest annual period presented and to all new or modified awards thereafter. Adoption of this guidance in 2016 did not have a material impact on the Company’s consolidated financial statements.